CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
ASSETS
Cash and Cash Equivalents	¥ 1,334,945	¥ 1,206,573
Restricted Cash	116,154	115,410
Net investment in Leases	1,247,491	1,167,380
Installment Loans The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2025 ¥97,694 million March 31, 2026 ¥78,020 million	4,173,582	4,081,019
Allowance for Credit Losses	(80,194)	(56,769)
Investment in Operating Leases	2,152,820	1,967,178
Investment in Securities The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2025 ¥41,018 million March 31, 2026 ¥39,796 million The amounts which are associated to available-for-sale debt securities are as follows: As of March 31, 2025 Amortized Cost ¥3,174,036 million Allowance for Credit Losses ¥(670) million As of March 31, 2026 Amortized Cost ¥3,403,138 million Allowance for Credit Losses ¥(3,505) million	3,308,829	3,234,547
Property under Facility Operations	779,075	771,851
Equity method investments	1,306,312	1,320,015
Trade Notes, Accounts and Other Receivable	495,905	411,012
Inventories	269,187	229,229
Office Facilities	203,169	191,957
Other Assets The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2025 ¥2,586 million March 31, 2026 ¥1,163 million	2,695,501	2,226,849
Total Assets	18,002,776	16,866,251
Liabilities:
Short-Term Debt	572,235	549,680
Deposits	2,625,556	2,449,812
Trade Notes, Accounts and Other Payable	356,008	339,787
Policy Liabilities and Policy Account Balances The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2025 ¥136,257 million March 31, 2026 ¥138,027 million	1,943,710	1,948,047
Income Taxes:
Current	76,733	53,149
Deferred	611,051	525,632
Long-Term Debt	5,965,759	5,733,118
Other Liabilities	1,227,913	1,091,811
Total Liabilities	13,378,965	12,691,036
Redeemable Noncontrolling Interests	50,743	3,432
Commitments and Contingent Liabilities
Equity:
Common stock: Authorized: 2,590,000,000 shares Issued: March 31, 2025 1,162,962,244 shares March 31, 2026 1,124,106,624 shares	221,111	221,111
Additional Paid-in Capital	235,239	234,193
Retained Earnings	3,502,509	3,354,911
Accumulated Other Comprehensive Income	605,110	341,298
Treasury Stock, at Cost: March 31, 2025 26,672,695 shares March 31, 2026 25,519,804 shares	(81,469)	(61,731)
ORIX Corporation Shareholders' Equity	4,482,500	4,089,782
Noncontrolling Interests	90,568	82,001
Total Equity	4,573,068	4,171,783
Total Liabilities and Equity	18,002,776	16,866,251
Variable Interest Entity, Primary Beneficiary
ASSETS
Cash and Cash Equivalents	568	1,333
Net Investment in Leases (Net of Allowance for Credit Losses)	16,322	6,482
Installment Loans (Net of Allowance for Credit Losses)	29,696	71,668
Investment in Operating Leases	82,491	77,480
Property under Facility Operations	72,350	91,323
Equity method investments	0	49,409
Other Assets The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2025 ¥2,586 million March 31, 2026 ¥1,163 million	34,319	45,402
Total Assets	235,746	343,097
Liabilities:
Trade Notes, Accounts and Other Payable	688	525
Income Taxes:
Long-Term Debt	142,028	199,360
Other Liabilities	12,490	16,749
Total Liabilities	¥ 155,206	¥ 216,634